PARENT ONLY FINANCIAL INFORMATION (Condensed Statements of Cash Flows) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net cash provided by (used in) operating activities	¥ 524,030	¥ 347,698	¥ 175,343
Investing activities:
Purchase of time deposits	(421,170)	(639,019)	(708,124)
Proceeds from maturity of time deposits	678,741	690,250	22,325
Net cash provided by (used in) investing activities	(156,449)	(72,309)	(734,539)
Financing activities:
Issuance of Class A ordinary shares upon the IPO			592,161
Issuance of Class A ordinary shares in private placement concurrent with the IPO			83,052
Issuance of Class A ordinary shares in connection with exercise of share options	20,388	22,456	1,518
Payment of dividends	(54,026)
Repurchase of treasury shares	(44,406)	(49,355)
Payment of IPO costs			(21,705)
Net cash provided by (used in) financing activities	(78,044)	(26,899)	655,026
Effect of foreign currency exchange rate changes on cash and cash equivalents	7,197	4,413	5,837
Series A [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares			3,648
Series B [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares			107,994
Series C [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares			592,849
Parent Company [Member]
Operating activities:
Net cash provided by (used in) operating activities	(10,272)	9,770	19,036
Investing activities:
Purchase of time deposits	(298,688)	(588,426)	(569,312)
Proceeds from maturity of time deposits	620,607	603,501	3,071
Investments made to subsidiaries	(198,137)		(104,662)
Net cash provided by (used in) investing activities	123,782	15,075	(670,903)
Financing activities:
Advances from a related party		1,432
Repayment of advances from a related party		(1,432)
Issuance of Class A ordinary shares upon the IPO			592,161
Issuance of Class A ordinary shares in private placement concurrent with the IPO			83,052
Issuance of Class A ordinary shares in connection with exercise of share options	20,388	22,456	1,518
Payment of dividends	(54,026)
Repurchase of treasury shares	(44,406)	(49,355)
Payment of IPO costs			(17,228)
Net cash provided by (used in) financing activities	(78,044)	(26,899)	659,503
Effect of foreign currency exchange rate changes on cash and cash equivalents	2,029	398	(27)
Net increase (decrease) in cash and cash equivalents	37,495	(1,656)	7,609
Cash and cash equivalents at beginning of year	6,275	7,931	322
Cash and cash equivalents at end of year	43,770	6,275	7,931
Parent Company [Member] | Series A [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares			3,648
Parent Company [Member] | Series B [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares			107,994
Parent Company [Member] | Series C [Member]
Non-cash investing and financing activities:
Conversion of convertible redeemable preferred shares			¥ 592,849